Income taxes - Summary tax losses carried forward (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforward [Line Items]
Unutilized tax losses	$ 6,767	$ 6,324
Top of range [member]
Operating Loss Carryforward [Line Items]
Unutilized tax losses	6,767
Bottom of range [member]
Operating Loss Carryforward [Line Items]
Unutilized tax losses	$ 3,546